Issued capital and reserves - Disclosure of Reconciliation of Treasury Shares (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Treasury Shares [Line Items]
Equity balance as of beginning of the year	€ 70,324	€ 6,343	€ (185,793)
Vested RSA shares	(996)	(1,753)	0
Buy-back program	(3,387)
Issuance of treasury shares by Global Blue Group Holding A.G.			0
Cancellation of preference shares A by Global Blue Group Holding A.G.			0
Equity balance as of end of the year	€ 144,176	€ 70,324	€ 6,343
Other equity
Disclosure Of Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	10,743,300	11,371,400	13,099,400
Equity balance as of beginning of the year	€ (111)	€ (117)	€ (10,179)
Vvested RSA shares (in shares)	(423,200)	(628,000.0)
Vested RSA shares	€ 4	€ 6
Buy-back program (in shares)	631,800
Buy-back program	€ (7)
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)			104,100
Issuance of treasury shares by Global Blue Group Holding A.G.			€ (1)
Acquisition of treasury shares as at Vested RSA shares (in shares)			(538,000.0)
Vested RSA shares			€ 5
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) (in shares)			(1,190,000)
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.)			€ 9,179
Cancellation of preference shares A by Global Blue Group Holding A.G. (in shares)			(104,100)
Cancellation of preference shares A by Global Blue Group Holding A.G.			€ 879
Number of shares outstanding at end of period (in shares)	10,951,900	10,743,300	11,371,400
Equity balance as of end of the year	€ (114)	€ (111)	€ (117)
Other equity | Ordinary shares
Disclosure Of Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	10,743,100	11,371,100	12,995,000
Equity balance as of beginning of the year	€ (108)	€ (114)	€ (9,297)
Vvested RSA shares (in shares)	(423,234)	(628,045)
Vested RSA shares	€ 4	€ 6	€ 5
Buy-back program (in shares)	631,765
Buy-back program	€ (7)
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)			104,135
Issuance of treasury shares by Global Blue Group Holding A.G.			€ (1)
Acquisition of treasury shares as at Vested RSA shares (in shares)			(538,044)
Vested RSA shares			€ 5
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) (in shares)			(1,189,977)
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.)			€ 9,179
Cancellation of preference shares A by Global Blue Group Holding A.G. (in shares)			0
Cancellation of preference shares A by Global Blue Group Holding A.G.			€ 0
Number of shares outstanding at end of period (in shares)	10,951,600	10,743,100	11,371,100
Equity balance as of end of the year	€ (111)	€ (108)	€ (114)
Other equity | Preference shares A
Disclosure Of Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	200	200	104,400
Equity balance as of beginning of the year	€ (3)	€ (3)	€ (882)
Vvested RSA shares (in shares)	0	0
Vested RSA shares	€ 0	€ 0
Buy-back program (in shares)	0
Buy-back program
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)			0
Issuance of treasury shares by Global Blue Group Holding A.G.			€ 0
Acquisition of treasury shares as at Vested RSA shares (in shares)			0
Vested RSA shares			€ 0
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) (in shares)			0
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.)			€ 0
Cancellation of preference shares A by Global Blue Group Holding A.G. (in shares)			(104,135)
Cancellation of preference shares A by Global Blue Group Holding A.G.			€ 879
Number of shares outstanding at end of period (in shares)	200	200	200
Equity balance as of end of the year	€ (3)	€ (3)	€ (3)